Organization and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Operating losses and accumulated deficit	$ (404,580)				$ (321,133)								$ (404,580)	$ (321,133)
Net loss	(14,822)	$ (29,815)	$ (18,326)	$ (20,485)	$ (12,093)	$ (19,585)	$ (19,533)	$ (21,208)	$ (18,465)	$ (19,901)	$ (19,197)	$ (21,961)	(83,447)	(72,418)	$ (79,524)
Cash used for operations													(61,173)	$ (58,764)	$ (61,378)
Cash and cash equivalents and short-term investments	$ 53,500												$ 53,500